Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Basis of presentation
Number of wireless connections	5,000,000
Wireline and Cable connections	1,200,000
Service	$ 3,999	$ 4,322	$ 4,329
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	85	95	113
Advertising costs	$ 263	268	228
U.S. Cellular
Basis of presentation
TDS ownership of U.S. Cellular	83.00%
Agent liability	$ 57	76
Service	$ 3,030	3,350	$ 3,398
U.S. Cellular | Loyalty Rewards Program
Basis of presentation
Service		$ 58